                       ANNUAL REPORT / DECEMBER 31, 2002
                       AIM SELECT REAL ESTATE INCOME FUND


                                  [COVER IMAGE]

                                   [AIM LOGO]
                                --Servicemark--

                               AIMinvestments.com

================================================================================

                                 [COVER IMAGE]

                    BOULEVARD DES CAPUCINES BY CLAUDE MONET

 MONET'S PAINTING OF A PARISIAN STREET DEPICTS THE BUSTLE OF URBAN LIFE IN THE

 LATE 19TH CENTURY. TODAY, MORE THAN 100 YEARS LATER, CITIES CONTINUE TO GROW

 AND BUILDINGS CONTINUE TO GO UP. PERHAPS THAT'S WHY REAL ESTATE HAS SUCH

 A TIMELESS APPEAL: NEIGHBORHOODS CHANGE, HOUSES ARE BUILT, SHOPS ARE NEEDED,

                             AND LAND IS DEVELOPED.

================================================================================

AIM SELECT REAL ESTATE INCOME FUND SEEKS HIGH MONTHLY INCOME WITH THE POTENTIAL FOR CAPITAL APPRECIATION AS A SECONDARY GOAL. IT SEEKS TO ACHIEVE THESE GOALS BY INVESTING PRIMARILY IN INCOME-PRODUCING EQUITY SECURITIES ISSUED BY REAL ESTATE INVESTMENT TRUSTS (REITS).

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Select Real Estate Income Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o Quotations of yield for the fund for a particular period will be based on the dividends paid to Common Stock shareholders for the last 30 days, as annualized, divided by either the net asset value per share in the case of "yield on net asset value per share" or in the case of "yield on market," divided by the closing price on the exchange as of the relevant date.

o The prices of foreign securities may be affected by factors not present with securities traded in the U.S. markets, including currency exchange rates, political and economic conditions, less stringent regulation and higher volatility. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

o If the fund enters into interest rate swaps, interest rate caps, or options or futures transactions, a decline in interest rates may result in a decline in the net amount receivable by the fund under the interest rate hedging transaction (or increase the net amount payable by the fund under the interest rate hedging transaction), which could result in a decline in the NAV of the common shares.

o The fund may invest up to 20% of its total assets in securities of below-investment-grade quality, including non-investment-grade securities commonly referred to as "junk bonds." Securities of below-investment-grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal.

o The fund's Declaration of Trust and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the fund or convert the fund to open-end status. These provisions could have the effect of depriving the common shareholders of opportunities to sell their common shares at a premium over the then-current market price of the common shares.

o An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your common shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of fund dividends and distributions. The value of the fund's portfolio securities may move up or down, sometimes rapidly and unpredictably.

o In the management discussion and in the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The fund is a newly organized, non-diversified, closed-end management investment company with no history of operations.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Morgan Stanley REIT Index is a total-return index composed of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

o The unmanaged National Association of Real Estate Investment Trusts Equity Index (the NAREIT) tracks the performance of tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs have at least 75% of their gross invested book assets invested in the equity ownership of real estate.

o The unmanaged Lipper Real Estate Closed-End Category Average represents the average performance of the funds in the Closed-End Real Estate category.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

 AN INVESTMENT IN THE FUND IS NOT A DEPOSIT IN A BANK AND IS NEITHER GUARANTEED NOR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
     AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY
   MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR
                FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

  Notice is hereby given that the fund may in the future purchase its Common Shares or its Auction Rate Preferred Shares from time to time, at such time, and in such amounts, as may be deemed advantageous to the fund. Nothing herein shall be considered a commitment to purchase such shares.

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

REAL ESTATE SECTOR HOLDS UP
BETTER THAN GENERAL MARKETS

At net asset value, the fund's total return on its common shares was -6.90% from the date investment operations began on May 31, 2002, through the close of the fiscal year on December 31, 2002. By comparison, the return of Morgan Stanley Real Estate Index was -6.10%, NAREIT Equity Index's total return was -6.18%, and S&P 500's was -16.68% during the same period, so the fund is performing in line with its benchmark index while continuing to outperform the S&P 500 index.

   Dividend increases for the fund were announced twice since the fund's inception in May 2002. As of December 31, 2002, the fund's yield (based on market price) was a 9.85% annualized yield.

RELEVANT MARKET CONDITIONS

Stocks remained in the grip of a protracted bear market for most of the fiscal year. Concerns about the accounting practices of a number of high-profile companies, mixed economic signals, anemic company earnings, the threat of additional terrorist attacks, and the possibility of war with Iraq weighed heavily on investors' minds for much of the reporting period. Except for scattered short-lived rallies, key stock market indexes, such as the Dow and the S&P 500, plummeted until reaching their lowest levels in about five years on October 9, 2002.

   Markets rebounded in October and November as several major companies reported better-than-expected earnings, and in December the Federal Reserve Board cut the key federal funds rate to 1.25%, its lowest level since 1961. Stocks fell in December, however, as holiday sales were disappointing and tensions mounted with North Korea over its nuclear program. Earnings growth for the real estate sector has slowed since June 2002, but continues to be positive, and the sector continues to outperform broader indexes. It is expected that real estate will continue to have sluggish growth until the general economy records sustained GDP growth. Market observers expect REIT earnings to remain sluggish with dividends providing the majority of the return prospects. Relative to bonds, the dividend yields for the real estate market remain attractive. Long term, we are encouraged that new construction is projected to decline over the next several years, which, when coupled with tenant space demand, should result in slowly improving occupancies over the next several years.

FUND STRATEGIES AND TECHNIQUES

AIM Select Real Estate Income Fund seeks high monthly income and, secondarily, the potential for capital appreciation. It seeks to meet these objectives primarily through investing in real estate investment trusts. Typically a REIT will specialize by property type, geographic location, or both. A REIT may own numerous properties that are managed with on-site staff and corporate real estate managers.

================================================================================

                             RELATIVE TO BONDS, THE

                             DIVIDEND YIELDS FOR THE

                               REAL ESTATE MARKET

                            REMAIN ATTRACTIVE... THE

                             FUND'S YIELD (BASED ON

                                MARKET PRICE) WAS

                                      9.85%

================================================================================

PORTFOLIO COMPOSITION AND STATISTICS
as of 12/31/02, based on total managed assets*

================================================================================
PROPERTY TYPES                TOP 10 HOLDINGS
--------------------------------------------------------------------------------
         PIE CHART              1. New Plan Excel Realty Trust           3.7%

DIVERSIFIED              6%     2. Health Care Property Investors, Inc.  3.5

INDUSTRIAL PROPERTIES    6%     3. Mack-Cali Realty Corp.                3.2

LODGING/RESORTS          4%     4. Health Care REIT, Inc.                3.2

SPECIALTY                4%     5. Commercial Net Lease Realty           3.1

INDUSTRIAL/OFFICE MIXED  3%     6. First Industrial Realty Trust, Inc.   3.1

SELF STORAGE             2%     7. Healthcare Realty Trust, Inc.         3.0

MANUFACTURED HOMES       2%     8. Macerich Co. (The)                    3.0

RETAIL                  30%     9. Mills Corp. (The)                     2.8

OFFICE PROPERTIES       16%    10. Senior Housing Properties Trust       2.6

HEALTHCARE              15%

APARTMENTS              12%

The fund's portfolio is subject to change, and there is no guarantee the fund will continue to hold any particular security.

*Net assets attributable to common shares plus assets attributable to outstanding preferred shares.
================================================================================

=========================================================
PORTFOLIO STATISTICS
---------------------------------------------------------
COMMON SHARE MARKET VALUE         $12.30

COMMON SHARE NET ASSET VALUE      $12.83

TOTAL RETURN SINCE INVESTMENT
OPERATIONS BEGAN (5/31/02)**

MARKET                            -14.73%

NAV                                -6.90%

**CUMULATIVE TOTAL RETURN THAT HAS NOT BEEN ANNUALIZED.

TOTAL NUMBER OF HOLDINGS           99
=========================================================

   The fund's preferred stock financing is roughly 74% hedged to interest-rate increase risk. In addition, less than 7% of the fund is invested in non-investment grade issues, and the fund holds more common REIT shares than preferred. We believe these factors will be beneficial to the fund when interest rates rise and the economy begins to improve.

   During the last quarter of 2002, fund performance was hurt by its holdings in Healthcare REIT. Concerns about Medicare reform weighed on the value of many REITs in the healthcare area. On the other hand, attractive valuations in retail REITs helped the fund's performance. The fund's largest weighting was in retail REITs, with 30% invested in REITs like The Macerich Company and Mills Corporation, two owners/operators of regional malls whose earnings have had little impact from the current challenging economic environment.

   Obviously, performance of the fund will be closely linked to the performance of the real estate markets. Property values may fall due to declining rents or increasing vacancies resulting from economic, legal, cultural or technological developments. REIT prices may drop because of poor management or because borrowers fail to pay their loans. Many REITs use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a REIT's operations and market value in periods of rising interest rates in addition to the risks normally associated with debt financing. Financial covenants related to REIT leveraging may affect the ability of REITs to operate effectively. Real estate risks may also arise if a portfolio company fails to carry adequate insurance or if a portfolio company becomes liable for removal or other costs related to environmental contamination.

   Additionally, use of leverage by the fund may result in greater volatility of the net asset value and market price of Common Shares because changes in the value of the fund's portfolio investments, including investment purchased with the proceeds of the issuance of Fund Preferred Shares or Borrowings, are borne entirely by the Common Shareholders. Common Share income may fall if the dividend rate on Fund Preferred Shares or the interest rate on any Borrowings rises, and may fluctuate as the dividend rate on Fund Preferred Shares or the interest rate on any Borrowings varies.

   In addition, REITs tend to be small- to medium-sized companies. REIT shares, like other smaller-company shares, may be more volatile than and perform differently from larger-company shares. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger-company shares.

   Finally, the fund is classified as "nondiversified" under the Investment Company Act of 1940. It can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. As a result, the fund will be more susceptible than a more widely diversified fund to any single corporate, economic, political or regulatory occurrence.

================================================================================
                            PORTFOLIO MANAGEMENT TEAM
                                 AS OF 12/31/02
                               MARK D. BLACKBURN
                             JOE V. RODRIGUEZ, JR.
                            (LEAD PORTFOLIO MANAGER)
                              JAMES W. TROWBRIDGE

                           See important fund and index

                          disclosures inside front cover.

                                   [GRAPHIC]

                           For More Information Visit

                                     GRAPHIC

                               AIMinvestments.com

================================================================================

                                   [GRAPHIC]

At the close of the fiscal year, the fund's Common Shares net asset value stood at $12.83, and its share price was $12.30. Since the fund is a closed-end management investment company, shares of the fund may trade at a discount from the net asset value (NAV). This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The fund cannot predict whether shares will trade at, above, or below NAV. The fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant, long-term investors.

================================================================================
FUND VS. NAREIT EQUITY INDEX & S&P 500    COMPARATIVE YIELDS (30-DAY YIELD)
Total Returns 5/31/02-12/31/02*           as of 12/31/02
--------------------------------------------------------------------------------
            BAR CHART                               BAR CHART

AIM SELECT REAL ESTATE                    AIM SELECT REAL ESTATE INCOME
INCOME FUND                  -6.90%       FUND AT MARKET PRICE            9.85%

NAREIT EQUITY INDEX          -6.18%       NAREIT EQUITY INDEX             7.05%

S&P 500 INDEX               -16.68%       S&P 500 INDEX                   2.06%

                                          10-YEAR TREASURY NOTE           3.83%
================================================================================

                             *Fund return is at NAV

NOTICE OF CHANGES TO CASH
MANAGEMENT AND TEMPORARY
DEFENSIVE POLICIES

The fund's Board of Trustees (the "Board") has approved changes to the fund's policies regarding investments made for cash management and temporary defensive purposes.

   The fund's new policy with respect to investments made for cash management purposes provides that, for cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds.

   The fund's new policy with respect to investments made for temporary defensive purposes provides that, in anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

NOTICE OF NEW POLICY REGARDING
INVESTMENTS IN REAL ESTATE
COMPANIES

The fund currently has a non-fundamental policy that, under normal market conditions, it will invest at least 90% of its total assets in income-producing common stocks and shares, preferred shares, convertible preferred shares and debt securities issued by companies, including real estate investment trusts ("REITs"), that generally derive at least 50% of their revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or have at least 50% of their assets invested in such real estate ("Real Estate Companies"). The Board has adopted an additional non-fundamental policy providing that the fund, under normal market conditions, will invest at least 80% of its assets in Real Estate Companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. This policy may be changed in the future by the Board without shareholder approval. The fund will provide at least 60 days prior written notice to its shareholders prior to any change to this policy. The notice will be given in accordance with the rules promulgated under the Investment Company Act of 1940.

NOTICE OF DESIGNATION OF JOE V.
RODRIGUEZ, JR. AS LEAD MANAGER

The Board has approved the formal designation of Joe V. Rodriguez, Jr. as the lead manager on the team of individual portfolio managers who are primarily responsible for the management of the fund's portfolio. Mr. Rodriguez has been acting in the capacity of lead manager since the fund's inception, but was not formally designated as such in the fund's prospectus.

NOTICE OF AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

   AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.

   Even within AIM, only people involved with servicing your accounts have access to your information.

   To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site - www.aiminvestments.com. More detail is available to you at that site.

DIVIDEND REINVESTMENT PLAN

The fund has adopted the following Dividend Reinvestment Plan:

You may elect to have all dividends, including any capital gain dividends, on your Common Shares automatically reinvested by EquiServe Trust Company, N.A. as plan administrator (the "Plan Administrator") for the Common Shareholders, in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). You may elect to participate in the Plan by completing and returning the Dividend Reinvestment Plan Application Form (located on page 6) to the Plan Administrator. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by EquiServe Trust Company, N.A. as dividend paying agent.

   If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows: If, on the payment date of the dividend, the closing market price per Common Share plus per share brokerage commissions applicable to an open market purchase of Common Shares is below the net asset value per Common Share at the time of valuation, the Plan Administrator will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York

Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Administrator has completed its purchases. Therefore, the weighted average purchase price per share paid by the Plan Administrator may exceed the closing market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Administrator will use all dividends and distributions received in cash to purchase Common Shares in the open market prior to the next ex-dividend date. In the event it appears that the Plan Administrator will not be able to complete the open market purchases prior to the next ex-dividend date, the Fund will determine whether to issue the remaining shares at net asset value. Interest will not be paid on any uninvested cash payments.

   If, on the payment date of the dividend, the closing market price per Common Shares plus per share brokerage commissions applicable to an open market purchase of Common Shares is at or above the net asset value per Common Share, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that trading date or (ii) 95% of the closing market price on that trading date.

   The Plan Administrator maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Administrator in book-entry (non-certificated) form. Any proxy you receive will include all Common Shares you have received under the Plan.

   You may withdraw from the Plan at any time by giving notice to the Plan Administrator. If you withdraw completely from the Plan or the Plan is terminated, the Plan Administrator will transfer your account or issue the shares in your account to you (which may include a cash payment to you for any fraction of a share in your account). If you wish, the Plan Administrator will sell your shares and send you the proceeds, minus applicable brokerage commissions and a $15.00 service fee.

   There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Administrator when it makes open market purchases.

   Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

   The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Plan Administrator.

   All correspondence concerning the Plan should be directed to the Plan Administrator at: P.O. Box 43011, Providence, RI 02940-3011

TRANSFERS OF SHARES AND CONTINUED
PARTICIPATION IN THE DIVIDEND
REINVESTMENT PLAN

A shareholder who holds Common Shares in a brokerage account and participates in the dividend reinvestment plan may not be able to transfer the shares to another broker and continue to participate in the dividend reinvestment plan.

TAX TREATMENT OF REINVESTED
DIVIDENDS

Dividends paid out of the fund's "investment company taxable income" will be taxable as ordinary income to the extent of the fund's earnings and profits. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to shareholders as long-term capital gain, regardless of the length of time fund shares were held. A distribution of an amount in excess of the fund's earnings and profits is treated as a non-taxable return of capital that reduces a shareholder's tax basis in their common shares; any such distributions in excess of basis are treated as gain from the sale of shares.

   The tax treatment of dividends and distributions are the same regardless of whether they are paid in cash or reinvested in additional Common Shares. If a shareholder sells his Common Shares, or has shares repurchased by the fund, the shareholder may realize a capital gain or loss, which will be long-term or short-term depending on the shareholder's holding period for the shares. Fund distributions also may be subject to state and local taxes.

AIM SELECT REAL ESTATE                          THIS IS NOT A PROXY
INCOME FUND NOTE:                               x Please mark the appropriate box to enroll or change your
c/o EquiServe Trust Company, N.A.               current plan option. DO NOT RETURN THIS CARD UNLESS YOU
P.O. Box 43010                                  HAVE SELECTED ONE OF THE FOLLOWING OPTIONS:
Providence, RI 02940-3010
DIVIDEND REINVESTMENT PLAN APPLICATION FORM     FULL DIVIDEND REINVESTMENT: I wish to reinvest all
                                                dividends for this account.




Signature(s) of Registered Owner(s)    / /      If you have an address change, please mark the box to the
- all registered owners MUST sign      Date     right and indicate the change on the bottom of this page.


                      PLEASE READ CAREFULLY BEFORE SIGNING.
            RETURN TO EQUISERVE TRUST COMPANY, N.A. AT P.O.BOX 43010,
                           PROVIDENCE, R.I. 02940-3010


                           INVESTMENT OPTIONS FOR THE
          AIM SELECT REAL ESTATE INCOME FUND DIVIDEND REINVESTMENT PLAN


FULL DIVIDEND REINVESTMENT - Dividends on all shares you own for this account will be reinvested to purchase additional common shares.

QUESTIONS - If you have any questions, please write to EquiServe Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010.

Your participation in the Plan is subject to the terms of the Prospectus describing the Plan. For more information, please contact the Plan Administrator.

Do not return this form unless you intend to participate in the Plan since this form authorizes EquiServe Trust Company, N.A. to enroll your account in the Plan. If this form is signed but the box is not checked, you will be enrolled in the Plan under the Full Dividend Reinvestment option.



                                                          AIM Select Real Estate
                                                                     Income Fund
                                                                           ZAIMA
                                                                             v.1
                                                                        05/08/02
                                                                  orig. 05/08/02

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS & COMMON
  STOCKS-114.16%

APARTMENTS-12.84%

Amli Residential Properties Trust                 320,400   $   6,818,112
-------------------------------------------------------------------------
Apartment Investment & Management Co.-Class A     426,500      15,985,220
-------------------------------------------------------------------------
Gables Residential Trust                          389,100       9,700,263
-------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.            99,400       2,430,330
-------------------------------------------------------------------------
Post Properties, Inc.                             383,600       9,168,040
-------------------------------------------------------------------------
Summit Properties Inc.                            520,800       9,270,240
-------------------------------------------------------------------------
Town & Country Trust                              201,900       4,260,090
-------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                496,000       8,114,560
=========================================================================
                                                               65,746,855
=========================================================================

DIVERSIFIED-7.73%

Colonial Properties Trust                         510,478      17,325,623
-------------------------------------------------------------------------
iStar Financial Inc.                              519,400      14,569,170
-------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust         294,900       7,667,400
=========================================================================
                                                               39,562,193
=========================================================================

FREESTANDING-4.88%

Commercial Net Lease Realty                     1,434,000      21,983,220
-------------------------------------------------------------------------
Getty Realty Corp.                                158,600       3,005,470
=========================================================================
                                                               24,988,690
=========================================================================

HEALTHCARE-20.35%

Health Care Property Investors, Inc.              649,100      24,860,530
-------------------------------------------------------------------------
Health Care REIT, Inc.                            851,000      23,019,550
-------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                     741,500      21,688,875
-------------------------------------------------------------------------
Nationwide Health Properties, Inc.                284,800       4,252,064
-------------------------------------------------------------------------
Senior Housing Properties Trust                 1,770,000      18,779,700
-------------------------------------------------------------------------
Ventas, Inc.                                    1,010,900      11,574,805
=========================================================================
                                                              104,175,524
=========================================================================

INDUSTRIAL PROPERTIES-7.58%

Eastgroup Properties, Inc.                        281,400       7,175,700
-------------------------------------------------------------------------
First Industrial Realty Trust, Inc.               784,200      21,957,600
-------------------------------------------------------------------------
Keystone Property Trust                           570,000       9,672,900
=========================================================================
                                                               38,806,200
=========================================================================

INDUSTRIAL/OFFICE PROPERTIES-3.55%

Bedford Property Investors, Inc.                   95,600       2,455,964
-------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
INDUSTRIAL/OFFICE PROPERTIES-(CONTINUED)

Liberty Property Trust                            493,100   $  15,749,614
=========================================================================
                                                               18,205,578
=========================================================================

LODGING-RESORTS-3.25%

Hospitality Properties Trust                      319,364      11,241,613
-------------------------------------------------------------------------
RFS Hotel Investors, Inc.                         356,100       3,867,246
-------------------------------------------------------------------------
Winston Hotels, Inc.                              193,600       1,510,080
=========================================================================
                                                               16,618,939
=========================================================================

MANUFACTURED HOMES-2.38%

Chateau Communities, Inc.                         530,434      12,173,460
=========================================================================

OFFICE PROPERTIES-18.28%

Arden Realty, Inc.                                763,500      16,911,525
-------------------------------------------------------------------------
Brandywine Realty Trust                           272,100       5,934,501
-------------------------------------------------------------------------
CarrAmerica Realty Corp.                          348,500       8,729,925
-------------------------------------------------------------------------
Glenborough Realty Trust Inc.                     533,400       9,505,188
-------------------------------------------------------------------------
Highwoods Properties, Inc.                        668,500      14,773,850
-------------------------------------------------------------------------
HRPT Properties Trust                             284,500       2,344,280
-------------------------------------------------------------------------
Koger Equity, Inc.                                217,600       3,394,560
-------------------------------------------------------------------------
Mack-Cali Realty Corp.                            768,200      23,276,460
-------------------------------------------------------------------------
Prentiss Properties Trust                         309,200       8,744,176
=========================================================================
                                                               93,614,465
=========================================================================

REGIONAL MALLS-11.69%

Crown American Realty Trust                       957,700       8,810,840
-------------------------------------------------------------------------
Glimcher Realty Trust                             528,500       9,380,875
-------------------------------------------------------------------------
Macerich Co. (The)                                695,309      21,380,752
-------------------------------------------------------------------------
Mills Corp. (The)                                 690,400      20,256,336
=========================================================================
                                                               59,828,803
=========================================================================

SELF STORAGE FACILITIES-2.84%

Public Storage, Inc.-Series A                     160,500       4,288,560
-------------------------------------------------------------------------
Sovran Self Storage, Inc.                         361,400      10,249,304
=========================================================================
                                                               14,537,864
=========================================================================

SHOPPING CENTERS-14.17%

Developers Diversified Realty Corp.                50,000       1,099,500
-------------------------------------------------------------------------
Equity One, Inc.                                  316,600       4,226,610
-------------------------------------------------------------------------
IRT Property Co.                                  840,900       9,981,483
-------------------------------------------------------------------------
JDN Realty Corp.                                  737,750       8,078,363
-------------------------------------------------------------------------
New Plan Excel Realty Trust(a)                  1,401,900      26,762,271
-------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
SHOPPING CENTERS-(CONTINUED)

Ramco-Gershenson Properties Trust                 463,300   $   9,150,175
-------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.               361,298      11,200,238
-------------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 183,100       2,028,748
=========================================================================
                                                               72,527,388
=========================================================================

SPECIALTY PROPERTIES-4.62%

Entertainment Properties Trust                    691,800      16,271,136
-------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       312,400       7,372,640
=========================================================================
                                                               23,643,776
=========================================================================
    Total Real Estate Investment Trusts &
      Common Stocks (Cost $620,998,105)                       584,429,735
=========================================================================

PREFERRED STOCKS-24.65%

APARTMENTS-3.97%

Apartment Investment & Management Co.
  Series C, 9.00%                                   5,200         129,740
-------------------------------------------------------------------------
  Series D, 8.75%                                  27,900         690,525
-------------------------------------------------------------------------
  Series H, 9.50%                                 139,735       3,524,117
-------------------------------------------------------------------------
BRE Properties, Inc.-Series B, 8.08%              400,000      10,456,000
-------------------------------------------------------------------------
Equity Residential-Series K, 8.29%                  4,200         219,712
-------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.
  Series C, 9.38%                                  13,500         337,635
-------------------------------------------------------------------------
  Series F, 9.25%                                  47,000       1,197,560
-------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%              71,700       3,757,532
=========================================================================
                                                               20,312,821
=========================================================================

DIVERSIFIED-0.64%

Colonial Properties Trust-Series A, 8.75%          77,700       1,944,054
-------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B,
  9.50%                                            51,400       1,341,540
=========================================================================
                                                                3,285,594
=========================================================================

FREESTANDING-0.11%

Realty Income Corp.-Class C, 9.50%                 20,600         553,110
=========================================================================

HEALTHCARE-0.17%

Health Care Property Investors, Inc.-Series
  C, 8.60%                                          7,000         175,000
-------------------------------------------------------------------------
Health Care REIT, Inc.-Series B, 8.88%             28,000         701,680
=========================================================================
                                                                  876,680
=========================================================================

INDUSTRIAL PROPERTIES-0.30%

CenterPoint Properties Corp.-Series A, 8.48%       33,500         853,245
-------------------------------------------------------------------------
First Industrial Realty Trust, Inc.-Series D,
  7.95%                                             7,300         178,485
-------------------------------------------------------------------------
ProLogis
  Series C, 8.54%                                     950          50,201
-------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
INDUSTRIAL PROPERTIES-(CONTINUED)

  Series D, 7.92%                                  17,600   $     440,880
=========================================================================
                                                                1,522,811
=========================================================================

INDUSTRIAL/OFFICE PROPERTIES-0.30%

Duke Realty Corp.-Series B, 7.99%                  10,000         510,000
-------------------------------------------------------------------------
PS Business Parks, Inc.
  Series A, 9.25%                                  22,700         586,795
-------------------------------------------------------------------------
  Series F, 8.75%                                  16,000         426,400
=========================================================================
                                                                1,523,195
=========================================================================

LODGING-RESORTS-2.71%

FelCor Lodging Trust Inc.-Series B, 9.00%          15,000         369,000
-------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                         45,000       1,116,000
-------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%      450,000      11,421,000
-------------------------------------------------------------------------
LaSalle Hotel Properties-Series A, 10.25%          36,300         961,950
=========================================================================
                                                               13,867,950
=========================================================================

OFFICE PROPERTIES-4.50%

Alexandria Real Estate Equities, Inc.-Series
  B, 9.10%                                          5,600         146,272
-------------------------------------------------------------------------
CarrAmerica Realty Corp.-Series C, 8.55%           35,000         882,350
-------------------------------------------------------------------------
Equity Office Properties Trust-Series G,
  7.75%                                           120,000       3,069,600
-------------------------------------------------------------------------
Glenborough Realty Trust Inc.-Series A, $1.94
  Conv.                                            67,200       1,421,280
-------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%         31,500         724,500
-------------------------------------------------------------------------
HRPT Properties Trust
  Series A, 9.88%                                  42,000       1,108,800
-------------------------------------------------------------------------
  Series B, 8.75%                                 610,000      15,579,400
-------------------------------------------------------------------------
Parkway Properties, Inc.-Series A, 8.75%            5,000         128,250
=========================================================================
                                                               23,060,452
=========================================================================

REGIONAL MALLS-8.89%

CBL & Associates Properties, Inc.-Series B,
  8.75%                                           315,000      16,348,500
-------------------------------------------------------------------------
Glimcher Realty Trust-Series B, 9.25%              58,600       1,456,210
-------------------------------------------------------------------------
Mills Corp. (The)
  Series B, 9.00%                                 600,000      15,450,000
-------------------------------------------------------------------------
  Series C, 9.00%(b)                              450,000      11,559,375
-------------------------------------------------------------------------
Taubman Centers, Inc.-Series A, 8.30%              29,000         706,150
=========================================================================
                                                               45,520,235
=========================================================================

SHOPPING CENTERS-2.35%

Developers Diversified Realty Corp.
  Series D, 8.68%                                  32,200         809,830
-------------------------------------------------------------------------
  Series F, 8.60%                                 229,700       5,926,260
-------------------------------------------------------------------------
Federal Realty Investment Trust-Series B,
  8.50%                                            70,600       1,817,950
-------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
SHOPPING CENTERS-(CONTINUED)

JDN Realty Corp.-Series A, 9.38%                   17,900   $     451,975
-------------------------------------------------------------------------
New Plan Excel Realty Trust-Series B, 8.63%        79,600       2,005,920
-------------------------------------------------------------------------
Ramco-Gershenson Properties Trust-Series B,
  9.50%                                            40,000       1,026,000
=========================================================================
                                                               12,037,935
=========================================================================

SPECIALTY PROPERTIES-0.71%

Entertainment Properties Trust-Series A,
  9.50%                                           138,900       3,625,290
=========================================================================
    Total Preferred Stocks (Cost
      $123,151,836)                                           126,186,073
=========================================================================

                                                               MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-0.33%

STIC Liquid Assets Portfolio(c)                   853,906   $     853,906
-------------------------------------------------------------------------
STIC Prime Portfolio(c)                           853,906         853,906
=========================================================================
    Total Money Market Funds (Cost
      $1,707,812)                                               1,707,812
=========================================================================
TOTAL INVESTMENTS-139.14% (Cost $745,857,753)                 712,323,620
=========================================================================
OTHER ASSETS LESS LIABILITIES-0.90%                             4,616,454
=========================================================================
AUCTION RATE PREFERRED SHARES, AT LIQUIDATION
  VALUE-(40.04%)                                             (205,000,000)
=========================================================================
NET ASSETS ATTRIBUTABLE TO COMMON
  SHARES-100.00%                                            $ 511,940,074
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Conv.  - Convertible

Notes to Schedule of Investments:

(a) A portion of the market value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 10.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $745,857,753)                                $712,323,620
-----------------------------------------------------------
Receivables for:
  Investments sold                                6,701,879
-----------------------------------------------------------
  Dividends                                       4,462,421
-----------------------------------------------------------
Investment for deferred compensation plan             4,698
-----------------------------------------------------------
Other assets                                          3,536
===========================================================
    Total assets                                723,496,154
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             249,668
-----------------------------------------------------------
  Unrealized depreciation on interest rate
    swap transactions                             5,769,186
-----------------------------------------------------------
  Deferred compensation plan                          4,698
-----------------------------------------------------------
  Dividends declared on auction rate
    preferred shares                                 32,431
-----------------------------------------------------------
  Interest payable on interest rate swap
    transactions                                    240,513
-----------------------------------------------------------
Accrued operating expenses                          259,584
===========================================================
    Total liabilities                             6,556,080
===========================================================
Auction rate preferred shares, at liquidation
  value                                         205,000,000
===========================================================
Net assets attributable to common shares       $511,940,074
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  COMMON SHARE:

  Outstanding                                    39,911,318
___________________________________________________________
===========================================================
  Net asset value per common share             $      12.83
-----------------------------------------------------------
  Market value per common share                $      12.30
-----------------------------------------------------------
  Market price premium (discount) to net
    asset value per common share                     (4.13%)
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS

For the period May 31, 2002 (date investment operations commenced) through December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $71,622)                                     $ 21,973,330
-----------------------------------------------------------
Dividends from affiliated money market funds        339,181
-----------------------------------------------------------
Interest                                            228,396
===========================================================
    Total investment income                      22,540,907
===========================================================

EXPENSES:

Advisory fees                                     3,597,344
-----------------------------------------------------------
Administrative services fees                         97,947
-----------------------------------------------------------
Custodian fees                                       64,501
-----------------------------------------------------------
Auction rate preferred shares auction fees          229,927
-----------------------------------------------------------
Interest expense on interest rate swap
  transactions                                    1,180,223
-----------------------------------------------------------
Transfer agent fees                                  42,081
-----------------------------------------------------------
Trustees' fees                                       11,987
-----------------------------------------------------------
Organizational                                       49,678
-----------------------------------------------------------
Other                                               307,848
===========================================================
    Total expenses                                5,581,536
===========================================================
Less: Fees waived and expenses reimbursed        (1,250,845)
-----------------------------------------------------------
    Expenses paid indirectly                         (2,041)
===========================================================
    Net expenses                                  4,328,650
===========================================================
Net investment income                            18,212,257
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND INTEREST RATE SWAP TRANSACTIONS:

Net realized gain (loss) from:
  Investment securities                         (13,413,323)
-----------------------------------------------------------
  Foreign currencies                                 (3,628)
===========================================================
                                                (13,416,951)
===========================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (33,534,133)
-----------------------------------------------------------
  Interest rate swap transactions                (5,769,186)
===========================================================
                                                (39,303,319)
===========================================================
Net gain (loss) from investment securities,
  foreign currencies and interest rate swap
  transactions                                  (52,720,270)
===========================================================
Net increase (decrease) in net assets
  resulting from operations                     (34,508,013)
===========================================================
Distributions to auction rate preferred
  shareholders from net investment income        (1,544,511)
===========================================================
Net increase (decrease) in net assets from
  operations attributable to common shares     $(36,052,524)
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the period May 31, 2002 (date investment operations commenced) through December 31, 2002

                                                              DECEMBER 31,
                                                                  2002
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 18,212,257
--------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (13,416,951)
--------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and interest rate swap
    transactions                                               (39,303,319)
==========================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (34,508,013)
==========================================================================
Distributions to auction rate preferred shareholders from
  net investment income                                         (1,544,511)
==========================================================================
    Net increase (decrease) in net assets from operations
     attributable to common shares                             (36,052,524)
==========================================================================
Distributions to shareholders from net investment income:
  Common shares                                                (16,705,529)
--------------------------------------------------------------------------
Return of capital:
  Common shares                                                 (3,329,089)
--------------------------------------------------------------------------
Capital stock transactions (Note 8)
Common shares:
  Net proceeds from sale of shares                             570,450,932
--------------------------------------------------------------------------
  Net proceeds from reinvestment of dividends                       57,372
--------------------------------------------------------------------------
Auction rate preferred shares offering costs                    (2,581,378)
==========================================================================
    Net increase in net assets attributable to common shares
     from capital stock transactions                           567,926,926
==========================================================================
    Net increase in net assets attributable to common shares   511,839,784
==========================================================================

NET ASSETS ATTRIBUTABLE TO COMMON SHARES:

  Beginning of period                                              100,290
==========================================================================
  End of period                                               $511,940,074
__________________________________________________________________________
==========================================================================

NET ASSETS ATTRIBUTABLE TO COMMON SHARES CONSIST OF:

  Shares of beneficial interest-common shares                 $564,666,377
--------------------------------------------------------------------------
  Undistributed net investment income                               (9,661)
--------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (13,413,323)
--------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and interest rate swap transactions             (39,303,319)
==========================================================================
                                                              $511,940,074
__________________________________________________________________________
==========================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund, (the "Fund"), was organized as a Delaware statutory trust on March 11, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. On that date, A I M Advisors, Inc., ("AIM") purchased one Common Share for $15 and the Fund had no further transactions until May 21, 2002 when AIM purchased an additional 7,000 Common Shares for $100,275. Investment operations commenced on May 31, 2002. The Fund consists of two different classes of shares: Common Shares and Auction Rate Preferred Shares ("Preferred Shares"). The Common Shares are traded on the New York Stock Exchange under the symbol "RRE." Preferred Shares are currently sold in weekly auctions only through a broker-dealer who has an agreement with the auction agent. Except as otherwise indicated in the Declaration of Trust, as it may be amended from time to time, and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

  The Fund's primary investment objective is to achieve high current income; the Fund's secondary investment objective is capital appreciation. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

       Interest rate swap transactions are marked to market daily based upon quotations from market makers. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Dividends from net investment income (prior to any reclassification as a return of capital) are declared and paid to Common Shareholders monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

       Dividends from net investment income, distributions from capital gains and return of capital are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

       Preferred Shares issued by the Fund pay dividends based on a determined rate, usually the rate set at the preceding auction, normally held every seven days. In most instances, dividends are payable every seven days, on the first business day following the last day of a dividend period.

       Under the Investment Company Act of 1940, the Fund is required to maintain, with respect to all outstanding senior equity securities of the Fund, including Preferred Shares, as of the last business day on any month in which any Preferred Shares are outstanding, asset coverage of at least 200%. Additionally, the Fund is required to meet more stringent asset coverage requirements under terms of the remarketed Preferred Shares and the shares' rating agencies. Should these requirements not be met, or should dividends accrued on the remarketed Preferred Shares not be paid, the fund may be restricted in its ability to declare dividends to Common Shareholders or will be subject to mandatory redemption of the Preferred Shares. At December 31, 2002, no such restrictions have been placed on the Fund.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the statement of operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations would be based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

       Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

H. ORGANIZATION & OFFERING COSTS -- AIM reimbursed all of the Fund's organizational costs. The Fund paid all of its offering costs. All offering costs associated with the issuance of Preferred Shares were paid by the Common Shareholders of the Fund. All offering costs incurred by the Fund were recorded as a reduction to paid-in surplus.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the sum of the Fund's average daily net assets attributable to Common Shares, plus assets attributable to any Preferred Shares that may be outstanding, plus the principal amount of any Borrowings ("Managed Assets"), payable on a monthly basis. As of December 31, 2002, Managed Assets were $716,940,074.

  AIM has contractually agreed to waive a portion of its advisory fee as a percentage of average daily Managed Assets as follows: 0.30% in years one through five, 0.20% in year 6 and 0.10% in year 7. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the period May 31, 2002 (date investment operations commenced) through December 31, 2002, AIM waived advisory fees of $1,201,167 and reimbursed organizational expenses of $49,678.

  AIM has entered into a sub-advisory agreement with INVESCO Institutional (N.A.) Inc. ("INVESCO") (formerly known as INVESCO, INC.) whereby AIM pays INVESCO 50% of the fee paid by the Fund to AIM, net of waivers and reimbursements.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period May 31, 2002 (date investment operations commenced) through December 31, 2002, AIM was paid $97,947 for such services.

  Certain officers and trustees of the Fund are officers and directors of AIM and AIM Management Group Inc. ("AIM Management"), the parent corporation of AIM.

NOTE 3--INDIRECT EXPENSES

For the period May 31, 2002 (date investment operations commenced) through December 31, 2002, the Fund received reductions in custodian fees of $2,041 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,041.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the period May 31, 2002 (date investment operations commenced) through December 31, 2002 was as follows:

                                                   2002
-----------------------------------------------------------
Distributions paid from:
  Ordinary income -- Common Shares              $16,705,529
-----------------------------------------------------------
  Ordinary income -- Preferred Shares             1,544,511
===========================================================
                                                 18,250,040
===========================================================
Return of capital -- Common Shares                3,329,089
===========================================================
                                                $21,579,129
___________________________________________________________
===========================================================


Tax Components of Beneficial Interest - Common Shares:

As of December 31, 2002, the components of beneficial interest on Common Shares on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $(39,845,344)
-----------------------------------------------------------
Temporary book/tax differences                       (9,661)
-----------------------------------------------------------
Capital loss carryforward                       (11,103,503)
-----------------------------------------------------------
Post-October capital loss deferral               (1,767,795)
-----------------------------------------------------------
Shares of beneficial interest--Common Shares    564,666,377
===========================================================
                                               $511,940,074
___________________________________________________________
===========================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments includes appreciation (depreciation) on interest rate swap transactions of $(5,769,186).

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2010                             $11,103,503
__________________________________________________________
==========================================================

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period May 31, 2002 (date investment operations commenced) through December 31, 2002 was $1,007,107,072 and $239,165,471, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 14,822,176
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (48,898,334)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(34,076,158)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $746,399,778.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, organizational expenses and distributions on December 31, 2002, undistributed net investment income was increased by $3,357,211, undistributed net realized gains (losses) increased by $3,628 and shares of beneficial interest decreased by $3,360,839. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

On May 31, 2002, the Fund completed the initial public offering of 36,250,000 Common Shares issued at net asset value of the fund of $14.325 per share. Net proceeds to the Fund after the deduction of underwriting commissions and offering expenses of $25,556,250 were $518,274,182.

  On June 25, 2002, the Fund's underwriters exercised an option to purchase an additional 3,000,000 Common Shares of the Fund at $14.325 per share which was $0.12 less than the net asset value per share on the date of purchase. Net proceeds to the Fund after the deduction of underwriting commissions and offering expenses of $2,115,000 were $42,885,000.

  On July 15, 2002, the Fund's underwriters exercised an option to purchase an additional 650,000 Common Shares of the Fund at $14.325 per share which was $0.64 more than the net asset value per share on the date of purchase. Net proceeds to the Fund after the deduction of underwriting commissions and offering expenses of $458,250 were $9,291,750.

  On July 23, 2002, the Fund issued 2,050 Preferred Shares of each Series M, W, R and F (par value $25,000). The proceeds paid to the Fund amounted to $202,530,200 after deduction of underwriting commissions and offering expenses of $2,581,378. Preferred Shares have seniority over the Common Shares and the issuance of Preferred Shares leveraged the Fund's Common Shares.

  During the period May 31, 2002 (date investment operations commenced) through December 31, 2002, the Fund issued 4,317 shares of Common Stock for the reinvestment of dividends.

NOTE 9--DISTRIBUTIONS DECLARED

For January, 2003, a dividend of $0.101 per share was declared on December 11, 2002, payable on January 30, 2003, for fund shareholders of record on January 17, 2003.

  For February, 2003, a dividend of $0.101 per share was declared on December 11, 2002, payable on February 27, 2003, for fund shareholders of record on February 18, 2003.


NOTE 10--INTEREST RATE SWAP AGREEMENTS

The Fund has entered into four interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest and pays a fixed rate of interest on the notional values of the swaps. At December 31, 2002, the Fund had open interest rate swap agreements as follows:

                                                                                FLOATING RATE*                     UNREALIZED
                                                                                 (RATE RESET      TERMINATION     APPRECIATION
                                               NOTIONAL AMOUNT    FIXED RATE       MONTHLY)          DATE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                                   $40,000,000       3.5000%         1.4200%         09/19/07       $  (906,792)
-------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A.                                    42,000,000       4.6325%         1.4390%         08/02/09        (2,853,019)
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.              40,000,000       3.3100%         1.4390%         08/02/05        (1,188,220)
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.              30,000,000       3.6000%         1.4210%         09/12/07          (821,155)
===============================================================================================================================
                                                                                                                  $(5,769,186)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

* Based on 30 day London Interbank Offered Rate (LIBOR).

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                MAY 31, 2002
                                                              (DATE INVESTMENT
                                                                 OPERATIONS
                                                               COMMENCED) TO
                                                                DECEMBER 31,
                                                                    2002
------------------------------------------------------------------------------
Net asset value per common share, beginning of period             $  14.33
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.46
------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (1.32)
==============================================================================
    Total from investment operations                                 (0.86)
==============================================================================
Less distributions to auction rate preferred shareholders
  from net investment income                                         (0.04)(a)
==============================================================================
    Total from investment operations attributable to common
     shares                                                          (0.90)
==============================================================================
Less offering costs charged to paid-in capital of common
  shares:
  Offering costs on common shares                                    (0.03)
------------------------------------------------------------------------------
  Offering costs on auction rate preferred shares                    (0.07)
------------------------------------------------------------------------------
  Dilutive effect of common share offering                           (0.00)
==============================================================================
    Total offering costs charged to paid-in capital                  (0.10)
==============================================================================
Less distributions:
  Dividends from net investment income                               (0.42)
------------------------------------------------------------------------------
  Return of capital                                                  (0.08)
==============================================================================
    Total distributions                                              (0.50)
==============================================================================
Net asset value per common share, end of period                   $  12.83
==============================================================================
Market value per common share, end of period                      $  12.30
==============================================================================
Net asset value total return(b)(c)                                   (6.90)%
______________________________________________________________________________
==============================================================================
Market value return(b)(c)                                           (14.73)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets attributable to common shares, end of period
  (000s omitted)                                                  $511,940
==============================================================================
Ratio of expenses to average net assets attributable to
  common shares:
  With fee waivers and expense reimbursement                          1.40%(d)
------------------------------------------------------------------------------
  Without fee waivers and expense reimbursement                       1.81%(d)
==============================================================================
Ratio of net investment income to average net assets
  attributable to common shares                                       5.90%(d)
==============================================================================
Ratio of interest expense on interest rate swap transactions
  to average net assets attributable to common shares                 0.38%(d)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(b)                                              35%
______________________________________________________________________________
==============================================================================
Auction rate preferred shares:
  Liquidation value, end of period (000s omitted)                 $205,000
------------------------------------------------------------------------------
  Total shares outstanding                                           8,200
------------------------------------------------------------------------------
  Asset coverage per share                                        $ 87,432
------------------------------------------------------------------------------
  Liquidation and market value per share                          $ 25,000
______________________________________________________________________________
==============================================================================

(a)  The amount shown is based on common share equivalents.
(b)  Not annualized.
(c) Total market value return is computed based upon the New York Stock Exchange market price of the Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value over the period indicated, taking into account dividends as reinvested.
(d) Ratios are annualized and based on average daily net assets attributable to common shares of $524,103,549. Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders; income ratios reflect income earned on assets attributable to auction rate preferred shares. Each ratio of expenses to average net assets attributable to common shares and each ratio of net investment income to average net assets attributable to common shares includes the effect of the net interest expense paid on interest rate swap transactions.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Select Real Estate Income Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Select Real Estate Income Fund (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Equity Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     2002             Director and Chairman, A I M Management    None
   Trustee, Chairman and                            Group Inc. (financial services holding
   President                                        company); and Director and Vice
                                                    Chairman, AMVESCAP PLC (parent of AIM
                                                    and a global investment management
                                                    firm); formerly, President and Chief
                                                    Executive Officer, A I M Management
                                                    Group Inc.; Director, Chairman and
                                                    President, A I M Advisors, Inc.
                                                    (registered investment advisor);
                                                    Director and Chairman, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), A I M Fund
                                                    Services, Inc., (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer)
---------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive    Director, Chairman, President and
   Trustee                                          Officer, A I M Management Group Inc.       Chief Executive Officer, INVESCO
                                                    (financial services holding company);      Bond Funds, Inc., INVESCO
                                                    Director, Chairman and President, A I M    Combination Stock & Bond Funds,
                                                    Advisors, Inc. (registered investment      Inc., INVESCO Counselor Series
                                                    advisor); Director, A I M Capital          Funds, Inc., INVESCO Global &
                                                    Management, Inc. (registered investment    International Funds, Inc., INVESCO
                                                    advisor) and A I M Distributors, Inc.      Manager Series Funds, Inc.,
                                                    (registered broker dealer), Director and   INVESCO Money Market Funds, Inc.,
                                                    Chairman, A I M Fund Services, Inc.        INVESCO Sector Funds, Inc.,
                                                    (registered transfer agent), and Fund      INVESCO Stock Funds, Inc., INVESCO
                                                    Management Company (registered broker      Treasurer's Series Funds, Inc. and
                                                    dealer); and Chief Executive Officer,      INVESCO Variable Investment Funds,
                                                    AMVESCAP PLC -- AIM Division (parent of    Inc.
                                                    AIM and a global investment management
                                                    firm); formerly, Director, Chairman and
                                                    Chief Executive Officer, INVESCO Funds
                                                    Group, Inc.
---------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2002             Of Counsel, law firm of Baker & McKenzie   Badgley Funds, Inc. (registered
   Trustee                                                                                     investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2002             Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee                                          (technology consulting company)            and Captaris, Inc. (unified
                                                                                               messaging provider)
---------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2002             Director, Magellan Insurance Company;      Cortland Trust, Inc. (registered
   Trustee                                          Member of Advisory Board of Rotary Power   investment company)
                                                    International (designer, manufacturer,
                                                    and seller of rotary power engines); and
                                                    Director, The Boss Group (private equity
                                                    group); formerly, Director, President
                                                    and Chief Executive Officer, Volvo Group
                                                    North America, Inc.; and Senior Vice
                                                    President, AB Volvo; and director of
                                                    various affiliated Volvo companies
---------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2002             Formerly, Chairman, Mercantile Mortgage    None
   Trustee                                          Corp.; President and Chief Operating
                                                    Officer, Mercantile-Safe Deposit & Trust
                                                    Co.; and President, Mercantile
                                                    Bankshares Corp.
---------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2002             Chief Executive Officer, Twenty First      Administaff
   Trustee                                          Century Group, Inc. (government affairs
                                                    company)
---------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2002             Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                          Naftalis and Frankel LLP                   investment company)
---------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2002             Formerly, Chief Executive Officer, YWCA    None
   Trustee                                          of the USA
---------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2002             Partner, law firm of Pennock & Cooper      None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         2002             Retired                                    None
   Trustee
---------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          2002             Executive Vice President, Development      None
   Trustee                                          and Operations, Hines Interests Limited
                                                    Partnership (real estate development
                                                    company)
---------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to the Trust.

As of January 1, 2003


The address of each trustee and officer of AIM Equity Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                        OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                            HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(3) -- 1947         2002             Director, Chairman and Director of             N/A
   Senior Vice President                            Investments, A I M Capital Management, Inc.;
                                                    Director and Executive Vice President, A I M
                                                    Management Group Inc.; Director and Senior
                                                    Vice President, A I M Advisors, Inc.; and
                                                    Director, A I M Distributors, Inc. and
                                                    AMVESCAP PLC; formerly, Chief Executive
                                                    Officer and President, A I M Capital
                                                    Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------

   Carol F. Relihan -- 1954        2002             Director, Senior Vice President, General       N/A
   Senior Vice President and                        Counsel and Secretary, A I M Advisors, Inc.
   Secretary                                        and A I M Management Group Inc.; Director,
                                                    Vice President and General Counsel, Fund
                                                    Management Company; and Vice President,
                                                    A I M Fund Services, Inc., A I M Capital
                                                    Management, Inc. and A I M Distributors,
                                                    Inc.
----------------------------------------------------------------------------------------------------------------------------------

   Robert G. Alley -- 1948         2002             Managing Director and Chief Fixed Income       N/A
   Vice President                                   Officer, A I M Capital Management, Inc.; and
                                                    Vice President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          2002             Managing Director and Chief Research           N/A
   Vice President                                   Officer -- Fixed Income, A I M Capital
                                                    Management, Inc.; and Vice President, A I M
                                                    Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         2002             Vice President and Chief Compliance Officer,   N/A
   Vice President                                   A I M Advisors, Inc. and A I M Capital
                                                    Management, Inc.; and Vice President, A I M
                                                    Fund Services, Inc.
----------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2002             Managing Director and Chief Cash Management    N/A
   Vice President                                   Officer, A I M Capital Management, Inc.;
                                                    Director and President, Fund Management
                                                    Company; and Vice President, A I M Advisors,
                                                    Inc.
----------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(3) -- 1940      2002             Vice President, A I M Advisors, Inc.; and      N/A
   Vice President                                   President, Chief Executive Officer and Chief
                                                    Investment Officer, A I M Capital
                                                    Management, Inc.
----------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          2002             Vice President and Fund Treasurer, A I M       N/A
   Vice President and Treasurer                     Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------
The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

(3) Information is current as of January 10, 2003.

OFFICE OF THE FUND       INVESTMENT ADVISOR       TRANSFER AGENT           AUDITORS                 SUB-ADVISOR
                                                  (PREFERRED SHARES)
11 Greenway Plaza        A I M Advisors, Inc.                              PricewaterhouseCoopers   INVESCO Institutional
Suite 100                11 Greenway Plaza        Deutsche Bank Trust      LLP                      (N.A.), Inc.,
Houston, TX 77046        Suite 100                Company Americas         1201 Louisiana,          INVESCO Realty Advisors
                         Houston, TX 77046        100 Plaza One            Suite 2900               division
                                                  Jersey City, NJ 07311    Houston, TX 77002        One Lincoln Center
                                                                                                    5400 LBJ Freeway/LB2
                                                                                                    Suite 700
                                                                                                    Dallas, TX 75240

COUNSEL TO THE FUND      COUNSEL TO THE TRUSTEES  TRANSFER AGENT           CUSTODIAN
                                                  (COMMON SHARES)
Ballard Spahr            Kramer, Levin, Naftalis                           State Street Bank and
Andrews & Ingersoll,     & Frankel LLP            EquiServe Trust          Trust Company
LLP                      919 Third Avenue         Company, N.A. and        225 Franklin Street
1735 Market Street       New York, NY 10022       EquiServe, Inc.          Boston, MA 02110
Philadelphia, PA 19103                            P.O. Box 43010
                                                  Providence, RI
                                                  02940-0310

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2002, 0% is eligible for the dividends received deduction for corporations.

                               College  Separately
Mutual  Retirement             Savings  Managed     Offshore  Alternative  Cash
Funds   Products    Annuities  Plans    Accounts    Products  Investments  Management


                                                                      [AIM LOGO]
                                                                 --Servicemark--

                                                   [INVEST WITH DISCIPLINE LOGO]
                                                        --Registered Trademark--

                                                                       SREI-AR-1

AIMinvestments.com